UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: July 1, 2009–June 30, 2010

Item 1. Proxy Voting Record

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ICA File Number: 811-21337
Reporting Period: 07/01/2009 - 06/30/2010
Western Asset Global High Income Fund Inc.

================== WESTERN ASSET GLOBAL HIGH INCOME FUND INC. ==================

GEORGIA GULF CORPORATION

Ticker:        GGC           Security ID:   373200302
Meeting Date:  SEP 17, 2009  Meeting Type:  Special
Record Date:   AUG 17, 2009

#   Proposal                                  Mgt Rec  Vote Cast  Sponsor
1   To consider and vote upon an amendment    FOR      FOR        Management
    to our certificate of incorporation to
    increase the number of authorized shares
    of common stock from 3 million to
    100 million
2   To consider and vote upon the 2009        FOR      FOR        Management
    equity and performance incentive plan
    providing for the issuance of up to
    3,033,000 shares of common stock

--------------------------------------------------------------------------------

GEORGIA GULF CORPORATION

Ticker:        GGC           Security ID:   373200302
Meeting Date:  MAY 18, 2010  Meeting Type:  Annual
Record Date:   MAR 26, 2010

#   Proposal                                 Mgt Rec     Vote Cast   Sponsor
1   To elect three directors to serve for a  FOR         FOR         Management
    term of three years
2   To approve an amendment to the           FOR         FOR         Management
    Company's certificate of
    incorporation, as amended (the
    "Certificate") to amend Article XV to
    remove the requirement of plurality
    voting for directors
3   To approve an amendment to Article       FOR         FOR         Management
    XV of the Certificate to declassify the
    board of directors
4   To approve an amendment to Article       FOR         FOR         Management
    XV of the Certificate to remove the
    requirement of a four-fifths
    stockholder vote to repeal or amend
    such article
5   To ratify the appointment of Deloitte    FOR         FOR         Management
    & Touche LLP to serve as Georgia
    Gulf's independent registered public
    accounting firm for the year ending
    December 31, 2010
6   To transact any other business as may    Non-Voting  Non-Voting  Management
    properly come before the meeting

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of Western Asset Global High Income Fund Inc.

Date: August 6, 2010